TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
TRADE ACCOUNTS RECEIVABLE [Abstract]
TRADE ACCOUNTS RECEIVABLE
12.	TRADE ACCOUNTS RECEIVABLE

Trade accounts receivable are presented net of allowances for doubtful accounts.  The provision for doubtful debts was $0.6 million and $nil for the years ended December 31, 2011 and 2010, respectively.